Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Schedule of Long-Lived Assets by Geographic Area	Long-lived assets by geographic area are as follows:

	As of March 31,
(in millions)	2024	2023
United Kingdom	$287	$281
United States	90	78
Other countries	43	32
Total	$420	$391